Warrant Liabilities - Narrative (Details) $ / shares in Units, $ in Thousands				6 Months Ended
	Feb. 10, 2022 USD ($) anniversary	Jan. 25, 2022 USD ($) $ / shares shares	Jan. 18, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Jan. 24, 2022 $ / shares	Jan. 22, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jul. 31, 2021 $ / shares	Mar. 08, 2021 USD ($)
Derivative [Line Items]
Warrant liability				$ 20,291				$ 143,237
Reclassification to equity				$ 124,805
Common Stock
Derivative [Line Items]
Issuance of common stock upon exercise of common stock warrants (in shares) | shares				613,111
Common Class A
Derivative [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		5,816,770
Liberty Warrants
Derivative [Line Items]
Warrant liability			$ 30,900	$ 15,377				0
Reclassification to equity				0
PIPE Warrant
Derivative [Line Items]
Warrant price (in dollars per share) | $ / shares							$ 20.00
Warrant liability				952			$ 1,300	0
Class of warrant or right, exercisable period after closing date							30 days
Warrants and rights outstanding, term							5 years
Reclassification to equity				0
PIPE Warrant | Common Class A
Derivative [Line Items]
Proceeds from issuance or sale of equity		$ 58,200
Number of securities called by warrants or rights (in shares) | shares		2,500,000					2,500,000
Warrant price (in dollars per share) | $ / shares		$ 20.00
Columbia Warrant
Derivative [Line Items]
Warrant price (in dollars per share) | $ / shares					$ 2.51635975
Warrant liability				0				143,237		$ 161,200
Warrants and rights outstanding, term										25 years
Warrants					$ 40,089
Gain from remeasurement of warrants				18,600
Reclassification to equity				124,805
Columbia Warrant | Common Stock
Derivative [Line Items]
Number of securities called by warrants or rights (in shares) | shares					15,931,360
$8.63 Warrants
Derivative [Line Items]
Warrant price (in dollars per share) | $ / shares		8.63				$ 11.50
Warrant liability				3,962				$ 0
Reclassification to equity				$ 0
Warrant redemption (in dollars per share) | $ / shares		13.50				$ 18.00
Forward Purchase Contract Warrant | Common Class A | Common Stock
Derivative [Line Items]
Warrant price (in dollars per share) | $ / shares		$ 11.50
CF V Sponsor
Derivative [Line Items]
Proceeds from issuance or sale of equity			150,000
CF V Sponsor | Liberty Warrants
Derivative [Line Items]
Proceeds from issuance or sale of equity			$ 150,000
CF V Sponsor | Liberty Warrants | Common Class A
Derivative [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			20,000,000
CF V Sponsor | $8.63 Warrants
Derivative [Line Items]
Warrant liability		$ 4,900
Class of warrant or right, exercisable period after closing date		30 days
Warrants and rights outstanding, term		5 years
Issuance of common stock upon exercise of common stock warrants (in shares) | shares				613,111
CF V Sponsor | SPAC Public Warrants
Derivative [Line Items]
Warrants issued (in shares) | shares		8,333,333
CF V Sponsor | SPAC Private Placement Warrants
Derivative [Line Items]
Warrants issued (in shares) | shares		200,000
CF V Sponsor | Forward Purchase Contract Warrant
Derivative [Line Items]
Warrants, unissued (in shares) | shares		333,333
Liberty Manager | Liberty Warrants
Derivative [Line Items]
Warrant price (in dollars per share) | $ / shares									$ 10.00
Class of warrant or right, advisory fee	$ 1,250			$ 7,500
Class of warrant or right, anniversary period	18 months
Number of successive anniversaries that advisory fee will be paid | anniversary	5
Liberty Manager | Liberty Warrants | Common Class A
Derivative [Line Items]
Number of securities called by warrants or rights (in shares) | shares			2,500,000